Revenue from contracts with customers	6 Months Ended
Dec. 31, 2023
Revenue from contracts with customers
Revenue from contracts with customers

6Revenue from contracts with customers

6.1Disaggregation of revenue from contracts with customers

The principal activity of the Group is the operation of men’s and women’s professional football clubs. All of the activities of the Group support the operation of the football clubs and the success of the men’s first team in particular is critical to the on-going development of the Group. Consequently, the chief operating decision maker (being the Board and executive officers of Manchester United plc) regards the Group as operating in one material segment, being the operation of professional football clubs.

All revenue derives from the Group’s principal activity in the United Kingdom. Revenue can be analysed into its three main components as follows:

	Three months ended		Six months ended
	31 December		31 December
	2023	2022	2023	2022
	£’000	£’000	£’000	£’000
Sponsorship	39,156	50,423	95,322	108,234
Retail, merchandising, apparel & product licensing	32,606	28,266	66,821	57,843
Commercial	71,762	78,689	162,143	166,077
Domestic competitions	59,734	44,399	89,678	72,026
European competitions	45,177	12,895	52,692	18,582
Other	1,529	1,495	3,417	3,184
Broadcasting	106,440	58,789	145,787	93,792
Matchday	47,554	29,890	74,922	51,153
	225,756	167,368	382,852	311,022

6.2Assets and liabilities related to contracts with customers

Details of movements on assets related to contracts with customers are as follows:

Current
contract assets
– accrued
revenue
£’000
At 1 July 2022	36,239
Recognized in revenue during the period	64,230
Cash received/amounts invoiced during the period	(46,964)
At 31 December 2022	53,505
Recognized in revenue during the period	38,818
Cash received/amounts invoiced during the period	(48,991)
At 30 June 2023	43,332
Recognized in revenue during the period	105,882
Cash received/amounts invoiced during the period	(87,395)
At 31 December 2023	61,819

A contract asset (accrued revenue) is recognized if commercial, broadcasting or Matchday revenue performance obligations are satisfied prior to unconditional consideration being due under the contract.

6Revenue from contracts with customers (continued)

6.2Assets and liabilities related to contracts with customers (continued)

Details of movements on liabilities related to contracts with customers are as follows:

	Current	Non-current
	contract	contract	Total contract
	liabilities –	liabilities –	liabilities –
	deferred	deferred	deferred
	revenue	revenue	revenue
	£’000	£’000	£’000
At 1 July 2022	(165,847)	(16,697)	(182,544)
Recognized in revenue during the period	132,606	—	132,606
Cash received/amounts invoiced during the period	(117,890)	—	(117,890)
Reclassified to current during the period	(9,423)	9,423	—
At 31 December 2022	(160,554)	(7,274)	(167,828)
Recognized in revenue during the period	141,292	—	141,292
Cash received/amounts invoiced during the period	(149,747)	—	(149,747)
Reclassified to current during the period	(615)	615	—
At 30 June 2023	(169,624)	(6,659)	(176,283)
Recognized in revenue during the period	134,384	—	134,384
Cash received/amounts invoiced during the period	(115,803)	—	(115,803)
Reclassified to current during the period	1,400	(1,400)	—
At 31 December 2023	(149,643)	(8,059)	(157,702)

Commercial, broadcasting and Matchday consideration which is received in advance of the performance obligation being satisfied is treated as a contract liability (deferred revenue). The deferred revenue is then recognized as revenue when the performance obligation is satisfied. The Group receives substantial amounts of deferred revenue prior to the previous financial year end which is then recognized as revenue throughout the current year and, where applicable, future financial years.